Business Segments (Financial Information by Business Segment) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2015	Sep. 30, 2014
Business segment information
Net revenue		¥ 2,176,100	¥ 2,073,600
Net interest income		1,130,599	1,101,385
Operating expenses		1,362,700	1,293,300
Operating profit (loss)		813,400	780,300
BTMU and MUTB [Member]
Business segment information
Net revenue		1,231,800	1,255,500
Net interest income		703,100	704,700
Net fees		339,400	334,300
Other		189,300	216,500
Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	944,300	818,100
Business Segment [Member] | Retail Banking Business Group [Member]
Business segment information
Net revenue		646,600	630,500
Operating expenses		488,900	475,700
Operating profit (loss)		157,700	154,800
Business Segment [Member] | Retail Banking Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		274,400	288,200
Net interest income		177,800	191,300
Net fees		92,500	90,200
Other		4,100	6,700
Business Segment [Member] | Retail Banking Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	372,200	342,300
Business Segment [Member] | Corporate Banking Business Group [Member]
Business segment information
Net revenue		444,400	455,800
Operating expenses		223,400	223,800
Operating profit (loss)		221,000	232,000
Business Segment [Member] | Corporate Banking Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		378,300	397,200
Net interest income		162,000	172,500
Net fees		178,400	181,600
Other		37,900	43,100
Business Segment [Member] | Corporate Banking Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	66,100	58,600
Business Segment [Member] | Trust Assets Business Group [Member]
Business segment information
Net revenue		87,900	81,300
Operating expenses		50,900	49,400
Operating profit (loss)		37,000	31,900
Business Segment [Member] | Trust Assets Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		37,500	34,100
Net fees		37,500	34,100
Business Segment [Member] | Trust Assets Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	50,400	47,200
Business Segment [Member] | Global Business Group [Member]
Business segment information
Net revenue		652,200	558,500
Operating expenses		417,100	358,000
Operating profit (loss)		235,100	200,500
Business Segment [Member] | Global Business Group [Member] | Other than MUAH/Krungsri [Member]
Business segment information
Net revenue		295,900	274,700
Operating expenses		190,500	179,600
Operating profit (loss)		105,400	95,100
Business Segment [Member] | Global Business Group [Member] | MUAH [Member]
Business segment information
Net revenue		218,300	184,900
Operating expenses		158,100	126,800
Operating profit (loss)		60,200	58,100
Business Segment [Member] | Global Business Group [Member] | Krungsri [Member]
Business segment information
Net revenue		138,000	98,900
Operating expenses		68,500	51,600
Operating profit (loss)		69,500	47,300
Business Segment [Member] | Global Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		227,300	222,900
Net interest income		109,700	113,500
Net fees		88,200	87,000
Other		29,400	22,400
Business Segment [Member] | Global Business Group [Member] | BTMU and MUTB [Member] | Other than MUAH/Krungsri [Member]
Business segment information
Net revenue		227,300	222,900
Net interest income		109,700	113,500
Net fees		88,200	87,000
Other		29,400	22,400
Business Segment [Member] | Global Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	424,900	335,600
Business Segment [Member] | Global Business Group [Member] | Other than BTMU and MUTB [Member] | Other than MUAH/Krungsri [Member]
Business segment information
Net revenue	[1]	68,600	51,800
Business Segment [Member] | Global Business Group [Member] | Other than BTMU and MUTB [Member] | MUAH [Member]
Business segment information
Net revenue	[1]	218,300	184,900
Business Segment [Member] | Global Business Group [Member] | Other than BTMU and MUTB [Member] | Krungsri [Member]
Business segment information
Net revenue	[1]	138,000	98,900
Business Segment [Member] | Global Business Group [Member] | BTMU Bangkok Branch [Member]
Business segment information
Net revenue			13,600
Operating expenses			4,300
Operating profit (loss)			9,300
Business Segment [Member] | Global Markets Business Group [Member]
Business segment information
Net revenue		330,900	343,600
Operating expenses		106,500	98,700
Operating profit (loss)		224,400	244,900
Business Segment [Member] | Global Markets Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		237,100	271,300
Net interest income		129,000	132,400
Net fees		(13,200)	(15,700)
Other		121,300	154,600
Business Segment [Member] | Global Markets Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	93,800	72,300
Business Segment, Other [Member]
Business segment information
Net revenue		14,100	3,900
Operating expenses		75,900	87,700
Operating profit (loss)		(61,800)	(83,800)
Business Segment, Other [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		77,200	41,800
Net interest income		124,600	95,000
Net fees		(44,000)	(42,900)
Other		(3,400)	(10,300)
Business Segment, Other [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	¥ (63,100)	¥ (37,900)

[1]	Includes MUFG and its subsidiaries other than BTMU and MUTB.